Document and Entity Information	Feb. 23, 2025
Cover [Abstract]
Entity Registrant Name	Equitable Financial Life Insurance Co
Amendment Flag	false
Entity Central Index Key	0000727920
Document Type	8-K
Document Period End Date	Feb. 23, 2025
Entity Incorporation State Country Code	NY
Entity File Number	000-20501
Entity Tax Identification Number	13-5570651
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false